Share capital (Details) - Equity Option [Member]	9 Months Ended
Sep. 30, 2024 $ / shares shares
Statement [Line Items]
Number of outstanding balance, Beginning | shares	6,350,000
Number of outstanding balance, Ending | shares	6,350,000
Options exercisable | shares	5,712,500,000
Weighted average exercise price, Beginning	$ 1.67
Weighted average exercise price, Granted	0
Weighted average exercise price, Expired / Cancelled	0
Weighted average exercise price, Ending	1.67
Weighted average exercise price, Options exercisable	$ 1.75
Weighted average remaining contractual life (in years), Beginning	2 years 7 months 24 days
Weighted average remaining contractual life (in years), Ending	1 year 10 months 24 days
Weighted average remaining contractual life options exercisable (in years)	1 year 1 month 2 days